Investments in Associates and Joint Ventures - Summary of Principal Associate Undertakings (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Non-current assets	£ 96,606	£ 104,605
Current assets	12,684	14,294
Non-current liabilities	(46,621)	(50,161)
Current liabilities	(14,524)	(18,743)
ITC Ltd.
Disclosure of associates [line items]
Non-current assets	3,605	4,456
Current assets	3,872	4,152
Non-current liabilities	(304)	(306)
Current liabilities	(1,287)	(1,376)
Net assets (liabilities)	£ 5,886	£ 6,926
Ownership interest in associates	22.91%	25.45%	29.02%	29.19%
Investments in associates and joint ventures	£ 1,348	£ 1,762
Awake Corporation (Awake)
Disclosure of associates [line items]
Ownership interest in associates	41.60%
Investments in associates and joint ventures	£ 11